Organization and Nature of Business - Additional information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended
	Jun. 30, 2013 Investment_Teams Investment_Strategies	Dec. 31, 2012 Investment_Strategies Investment_Teams	Dec. 31, 2011	Jul. 03, 2006 Medium-term Notes	Mar. 31, 2013 Class A Common Stock
Class of Stock [Line Items]
Number of shares issued on IPO					12,712,279
APAM economic interest in Artisan Partners Holdings LP (as a percent)	22.00%
Number of autonomous investment teams	5	5
Number of investment strategies	13	13
Interest in Artisan Partners Limited Partnership by Artisan Partners Holdings		100.00%
Debt principal amount				$ 400,000
Percentage of Class B interests reclassified as Class B common units		13.06%	5.35%
Redeemable preferred units	$ 0	$ 357,194	$ 357,194